Document and Entity Information	12 Months Ended
Dec. 31, 2012
Entity Registrant Name	APARTMENT INVESTMENT & MANAGEMENT CO
Entity Central Index Key	0000922864
Document Type	S-4
Document Period End Date	Dec. 31, 2012
Amendment Flag	false
Entity Filer Category	Large Accelerated Filer
AIMCO PROPERTIES, L.P
Entity Registrant Name	AIMCO PROPERTIES LP
Entity Central Index Key	0000926660
Document Type	S-4
Document Period End Date	Dec. 31, 2012
Amendment Flag	false